Recent Accounting Pronouncements	9 Months Ended	12 Months Ended
	Jun. 30, 2025	Sep. 30, 2024
Accounting Changes and Error Corrections [Abstract]
Recent Accounting Pronouncements
3.	Recent Accounting Pronouncements
We continue to evaluate recent accounting pronouncements and the effect that new standards and guidance has on our consolidated financial statements. During the nine months ended June 30, 2025, the Company applied new disclosure requirements as described in Accounting Standards Update
2023-07.
There are
no
other recent accounting pronouncements that apply to the
Company
.

4.	Recent Accounting Pronouncements
We continue to evaluate recent accounting pronouncements and the effect that new standards and guidance has on our consolidated financial statements. There are no recent accounting pronouncements that apply to the Company.